Acquisitions	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions
4.	ACQUISITIONS

For the year ended December 31, 2012

Acquisition of CAH

As a part of the Group’s business expansion strategy to expand into hospital services in the PRC, on June 21, 2012, the Company, through its wholly owned subsidiaries MSC and Cyber, purchased 52% equity interest of CAH, a private general hospital located in the City of Xi’an, through capital injection into CAH, for a total cash consideration of RMB248,784. The cash consideration was net of the pre-existing receivables of RMB128,573, which were effectively settled between the Group and CAH upon acquisition and pre-existing favorable agreements to the Company with a fair value of RMB1,248.

RMB
Purchase consideration	378,605
Cash	248,784
Pre-existing receivables from CAH	128,573
Pre-existing favorable agreements	1,248

RMB
Purchase consideration	378,605
Current assets	72,188
Indemnification assets	61,706
Intangible assets	40,000
Other long lived assets (excluding intangible assets)	421,598
Current liabilities	(186,484)
Unrecognized tax benefits, non current	(61,706)
Non-current liabilities	(56,439)
Deferred tax assets	17,299
Deferred tax liabilities	(26,263)

Total net assets	281,899
Noncontrolling interests	(196,179)
Goodwill	292,885

There were pre-existing agreements between the Group and CAH as at the acquisition date. There were no terms of settlement provision in these agreements. The Group recognized a gain from the settlement of these pre-existing agreements with its acquisition date fair value and concurrently adjusted the consideration of the business combination by RMB1,248. The gain from the settlement of the pre-existing agreements was recorded in the “other operating income” in the consolidated statements of comprehensive income.

As at the acquisition date, the Group had outstanding balances due from CAH of RMB128,573. Meanwhile, CAH had the corresponding RMB128,573 payables to the Group. The consideration transferred for the business combination was adjusted by the previously recognized amount which was effectively settled upon acquisition and there was no impact to the consolidated statements of comprehensive income or goodwill account.

The valuation used in the purchase price allocation described above was determined by the Company with the assistance of an independent third party valuation firm. The valuation report utilizes and considers generally accepted valuation methodologies including the income, market and cost approaches.

The Company has evaluated the fair value of the acquired intangible assets and has assigned the following value and the estimated useful lives to those intangible assets: medical insurance coverage qualification of RMB30,000 with a 10-year estimated useful life, which is based on CAH’s remaining business license period and radiotherapy permits of RMB10,000 with a 7-year estimated useful life, which is based on the remaining estimated useful lives of radiotherapy equipment.

Pursuant to the terms of the acquisition, New Chang’an, the sole shareholder of CAH before the acquisition and noncontrolling shareholder after the acquisition, made an undertaking that it would be responsible for tax liabilities of CAH arising from the period before the acquisition. Such indemnification assets were recognized at the same time that the Group recognized the indemnified item of tax liabilities, measured on the same basis as such liabilities, subject to the need for a valuation allowance for uncollectible amounts.

The tax liabilities, related to uncertain tax positions in CAH up to the acquisition date, amounted to RMB61,706, mainly arising from the deductibility of certain losses claimed in the previous tax filings. In March 2013, CAH submitted documentation related to claims amounting to RMB174,576 (tax effected amount of RMB43,644) to the local tax bureau with respect to losses incurred in 2011 prior to acquisition. As of December 31, 2013, the local tax bureau has accepted the claim stated in the application and approved RMB10,043 with the remaining RMB164,533 pending approval. Accordingly, the indemnification assets decreased to RMB59,518 (US$9,832) as at December 31, 2013.

Based on the acquisition agreement, a “Put Option” was issued by New Chang’an pursuant to which the Company could put all its equity interests in CAH to New Chang’an with a consideration which should be not less than the original cost, including the consideration of the acquisition of CCICC in 2010. This Put Option will expire after 39 months from the date on which the Company legally becomes a shareholder of CAH. Based on the Company’s assessment, the fair value of the Put Option was immaterial considering the likelihood of exercising the option and the corresponding expected benefits.

The goodwill which is not tax deductible is primarily attributable to synergies expected to be achieved from the acquisition. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the net of the acquisition date fair values of the assets acquired, the liabilities assumed and the noncontrolling interest. The goodwill arising from the acquisition of CAH was assigned to the hospital segment and there was no impairment in the amount of goodwill resulting from the acquisition of CAH.

The Group derived the fair value of the acquired business as a whole, which included a control premium and subtract the consideration transferred by the Group for the controlling interest to identify the fair value of the noncontrolling interest. There were no significant acquisition related costs.

The following unaudited pro forma consolidated financial information for the years ended December 31, 2011 and 2012 are presented as if the acquisition had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated.

	Pro forma (unaudited)
	For the Years Ended December 31,
	2011	2012
	RMB	RMB
Net revenues	653,335	812,178
Net (loss) income	(433,493)	117,104

The results of operations of CAH since the acquisition date included in the consolidated statement of comprehensive income for the year ended December 31, 2012 is as follows:

For the Years Ended December 31,
2012
RMB
Net revenues	197,309
Net income	13,036

For the year ended December 31, 2011

Acquisition of a medical center in Chengdu Military Hospital

In order to expand the Group’s network in cancer radiotherapy and diagnosis, on January 10, 2011, the Group acquired certain medical equipment and the related business located in Chengdu Military Hospital in Chengdu, PRC from a third party for a cash consideration of RMB18,000. These acquired assets and activities were considered to constitute businesses in accordance with ASC 805.

The Group, with the assistance of an independent appraiser, determined the fair value of the intangible assets to be approximately RMB7,963. The Company amortizes acquisition related intangible assets on a straight basis over their estimated economic lives.

Unaudited pro forma consolidated financial information has not been provided due to the overall insignificance of the acquisition relative to the Company’s results of operations and financial condition. The results of the operations have been included in the Company’s consolidated financial statements since consummation of the acquisition.

The purchase price allocation for the acquisition is primarily based on valuations determined by the Group with the assistance of an independent appraiser. The purchase price was allocated to net assets acquired at estimated fair value as follows:

RMB
Current assets	3,465
Property, plant and equipment	6,600
Contract with hospitals	7,963
Deferred tax assets	1,984
Deferred tax liabilities	(2,012)

Total purchase price allocated	18,000

Cash consideration	18,000